Debt - Senior Credit Facilities (Details) - Line of credit - USD ($)		12 Months Ended
	Mar. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Jul. 01, 2022
Credit Agreement
Line of Credit Facility [Line Items]
Basis spread on variable rate		1.85%
Credit Agreement | Maximum
Line of Credit Facility [Line Items]
Basis spread on variable rate	2.50%
Secured Debt | Credit Agreement
Line of Credit Facility [Line Items]
Aggregate amount of credit facility				$ 4,000,000,000
Interest expense incurred		$ 192,000,000	$ 237,000,000
Interest expense increase (decrease)		(32,000,000)	(45,000,000)
Amortization of debt issuance costs		$ 17,000,000	15,000,000
Term Loan A Facility | Credit Agreement
Line of Credit Facility [Line Items]
Aggregate amount of credit facility				850,000,000
Adjusted variable rate floor	0.10%
Basis spread on variable rate		1.85%
Term Loan A Facility | Credit Agreement | Minimum
Line of Credit Facility [Line Items]
Basis spread on variable rate	1.75%
Term Loan B Facility | Credit Agreement
Line of Credit Facility [Line Items]
Aggregate amount of credit facility				2,800,000,000
Adjusted variable rate floor		0.50%
Basis spread on variable rate		2.00%
Debt extinguishment costs			$ 2,000,000
Revolving Credit Facility
Line of Credit Facility [Line Items]
Basis spread on variable rate		1.85%
Revolving Credit Facility | Credit Agreement
Line of Credit Facility [Line Items]
Aggregate amount of credit facility				350,000,000
Adjusted variable rate floor	0.10%
Revolving Credit Facility | Credit Agreement | Minimum
Line of Credit Facility [Line Items]
Basis spread on variable rate	1.75%
Revolving Credit Facility | Credit Agreement | Maximum
Line of Credit Facility [Line Items]
Basis spread on variable rate	2.50%
Letter of Credit | Credit Agreement
Line of Credit Facility [Line Items]
Aggregate amount of credit facility				$ 50,000,000